Computer Software, Net	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Computer Software, net

Note 8 Computer Software, Net

Computer software as of December 31, 2016 and 2015 is summarized as follows:

(in thousands)	2016	2015
Licensed computer software	$513,790	513,443
Software development costs	428,581	404,238
Acquisition technology intangibles	238,211	167,971
Total computer software	1,180,582	1,085,652
Less accumulated amortization:
Licensed computer software	315,591	282,563
Software development costs	307,190	287,863
Acquisition technology intangibles	134,613	110,156
Total accumulated amortization	757,394	680,582
Computer software, net	$423,188	405,070

The Company held the following computer software under license agreements as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Licensed computer software	$23,665	18,206
Accumulated amortization	(14,634)	(8,175)
Licensed computer software, net	$9,031	10,031

Amortization expense includes amounts for computer software acquired under license agreements. The Company had the following amortization expense related to computer software for the years ended December 31, 2016, 2015 and 2014:

(in thousands)	2016	2015	2014
Amortization expense related to:
Licensed computer software	$45,655	41,823	36,775
Software development costs	26,478	22,740	25,248
Acquisition technology intangibles	26,217	16,734	19,683

The weighted average useful life for each component of computer software, and in total, as of December 31, 2016, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.8
Software development costs	6.1
Acquisition technology intangibles	6.2
Total	6.0

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2016 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2017	$42,937	23,777	28,268
2018	34,142	18,225	25,793
2019	21,071	13,414	25,793
2020	17,010	9,646	20,134
2021	9,293	6,787	3,600